Investment Strategy - CG Flagship Equity ETF	Jul. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) sub-advised by CG Advisory Services (the “Sub-Adviser”). The Fund invests primarily in equity securities of U.S. listed companies across market capitalization levels. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities, which primarily include common stock, depositary receipts and ETFs that principally provide exposure to equity securities.
The Sub-Adviser uses a top‑down approach to portfolio construction, first determining broad asset class, sector, and sub‑sector exposures before selecting individual securities to express those views. The Sub-Adviser conducts a structured review of publicly available economic data—such as inflation, employment, productivity, and wage information from the Bureau of Labor Statistics—to identify the themes and exposures expected to influence equity returns over the next one to five years.
The theme‑selection process also incorporates investment signals including investor sentiment, crowding, and valuations. While the Sub‑Adviser generally favors themes supported by positive sentiment, it monitors for signs of over‑crowding, which can lead to valuations rising above fundamental levels.
Themes will evolve over time but may include areas such as technology and innovation, consumer and lifestyle trends, and demographic or social shifts. The Investment Committee then assigns portfolio weights to these themes based on its assessment of conviction, risk, and correlations among them.
Once the target weights for various asset class, sector, and sub-sector exposures have been determined by the Sub-Adviser, individual stocks are then chosen based on an analysis of their historic sensitivity to the factors driving the themes and exposures identified by the Sub-Adviser. Individual positions will generally range from 0% to 10% of the Fund's assets at the time of rebalance, but may exceed 10% due to changes in market values or at the Sub-Adviser’s discretion. The Fund is not required to hold a minimum or maximum number of positions, but the Sub-Adviser generally expects that the Fund will typically hold between 75 and 150 stocks. The Sub-Adviser will apply traditional fundamental analysis to identify companies operating within these themes that it believes are positioned to perform well. This process, which is contrarian in nature, involves analyzing individual investment candidates to understand their historic sensitivity to the factors (e.g., asset class size, value, growth, quality, and momentum) driving the investment themes. The Sub-Adviser will look to avoid companies trading above their intrinsic value (i.e., the Sub-Adviser’s value of the company).
The Sub-Adviser may also select ETFs to include in the Fund’s portfolio to obtain efficient exposure to asset classes or market segments that are more difficult to replicate with individual securities. The Sub-Adviser may also include exposure to fixed income securities through ETFs when the Sub-Adviser believes that the expected return on stocks is lower than fixed income instruments or when certain fixed income segments are determined to be attractive relative to equities (e.g., inflation-protected bond in a rising inflation environment). Although the Fund primarily invests in U.S. companies, the Fund may also have exposure to foreign companies through investments in depositary receipts (e.g., American Depositary Receipts (“ADRs”)) and other ETFs. The Fund may have exposure to fixed-income securities through investments in ETFs.
The Sub-Adviser may sell or reduce a position based on changes in the macroeconomic environment, deterioration of the investment thesis that supported the position, or changes that make current holdings less attractive than other opportunities.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities, which primarily include common stock, depositary receipts and ETFs that principally provide exposure to equity securities.